UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
                                              --------------------
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           ------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           ------------------------------------------
           Los Angeles, CA  90025
           ------------------------------------------

Form 13F File Number: 028-06191
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher T. Winkler
        ------------------------------------------
Title:  Managing Member
        ------------------------------------------
Phone:  310-899-7300
        ------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher T. Winkler         Los Angeles, CA                    5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------

Form 13F Information Table Entry Total:              72
                                         --------------

Form 13F Information Table Value Total:  $    5,687,079
                                         --------------
                                         (in thousands)

List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACCENTURE PLC IRELAND        SHS CLASS A      G1151C101   49,775    905,490 SH       SOLE       0           905,490      0    0
ACTIVISION BLIZZARD INC      COM              00507V109   29,141  2,656,457 SH       SOLE       0         2,656,457      0    0
ADVANCED MICRO DEVICES INC   COM              007903107  219,777 25,555,517 SH       SOLE       0        25,555,517      0    0
AON CORP                     COM              037389103  123,263  2,327,477 SH       SOLE       0         2,327,477      0    0
BEST BUY INC                 COM              086516101   14,360    500,000 SH       SOLE       0           500,000      0    0
BOSTON SCIENTIFIC CORP       COM              101137107   24,016  3,340,237 SH       SOLE       0         3,340,237      0    0
BP PLC                       SPONSORED ADR    055622104   87,768  1,988,399 SH       SOLE       0         1,988,399      0    0
CAREFUSION CORP              COM              14170T101  150,855  5,349,482 SH       SOLE       0         5,349,482      0    0
CHESAPEAKE ENERGY CORP       COM              165167107   98,065  2,925,566 SH       SOLE       0         2,925,566      0    0
CHESAPEAKE ENERGY CORP       COM              165167107  100,560  3,000,000 SH  CALL SOLE       0         3,000,000      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH  167250109   14,229    349,939 SH       SOLE       0           349,939      0    0
CISCO SYS INC                COM              17275R102   96,582  5,631,613 SH       SOLE       0         5,631,613      0    0
CITIGROUP INC                COM              172967101  188,032 42,541,236 SH       SOLE       0        42,541,236      0    0
CLEARWIRE CORP NEW           CL A             18538Q105    7,731  1,383,000 SH       SOLE       0         1,383,000      0    0
COMCAST CORP NEW             CL A SPL         20030N200   73,291  3,156,359 SH       SOLE       0         3,156,359      0    0
CORNING INC                  COM              219350105   94,256  4,568,892 SH       SOLE       0         4,568,892      0    0
CSX CORP                     COM              126408103   25,735    327,411 SH       SOLE       0           327,411      0    0
CVS CAREMARK CORPORATION     COM              126650100  202,328  5,895,333 SH       SOLE       0         5,895,333      0    0
D R HORTON INC               COM              23331A109   10,605    910,305 SH       SOLE       0           910,305      0    0
DOLBY LABORATORIES INC       COM              25659T107   18,152    368,863 SH       SOLE       0           368,863      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401   77,175  4,937,606 SH       SOLE       0         4,937,606      0    0
EASTMAN CHEM CO              COM              277432100   51,622    519,752 SH       SOLE       0           519,752      0    0
EL PASO CORP                 COM              28336L109   23,721  1,317,853 SH       SOLE       0         1,317,853      0    0
ENCANA CORP                  COM              292505104   25,688    743,933 SH       SOLE       0           743,933      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860   93,923  6,299,302 SH       SOLE       0         6,299,302      0    0
FOSTER WHEELER AG            COM              H27178104   12,042    320,102 SH       SOLE       0           320,102      0    0
FRONTIER OIL CORP            COM              35914P105    8,619    293,968 SH       SOLE       0           293,968      0    0
GOOGLE INC                   CL A             38259P508   49,740     84,771 SH       SOLE       0            84,771      0    0
HALLIBURTON CO               COM              406216101   79,620  1,597,504 SH       SOLE       0         1,597,504      0    0
HCA HOLDINGS INC             COM              40412C101   20,295    599,192 SH       SOLE       0           599,192      0    0
HOLLY CORP                   COM PAR $0.01    435758305    7,102    116,886 SH       SOLE       0           116,886      0    0
ISHARES TR                   FTSE CHINA25 IDX 464287184   81,866  1,822,884 SH       SOLE       0         1,822,884      0    0
KBR INC                      COM              48242W106   13,561    359,050 SH       SOLE       0           359,050      0    0
KOHLS CORP                   COM              500255104   24,206    456,371 SH       SOLE       0           456,371      0    0
LENNAR CORP                  CL A             526057104   10,480    578,349 SH       SOLE       0           578,349      0    0
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104   25,228  1,572,811 SH       SOLE       0         1,572,811      0    0
LOCKHEED MARTIN CORP         COM              539830109   92,471  1,150,143 SH       SOLE       0         1,150,143      0    0
LOWES COS INC                COM              548661107   24,603    930,867 SH       SOLE       0           930,867      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   19,669    497,312 SH       SOLE       0           497,312      0    0
MACYS INC                    COM              55616P104  128,070  5,279,072 SH       SOLE       0         5,279,072      0    0
MARATHON OIL CORP            COM              565849106   27,473    515,344 SH       SOLE       0           515,344      0    0
MCDERMOTT INTL INC           COM              580037109   14,963    589,339 SH       SOLE       0           589,339      0    0
MCDONALDS CORP               COM              580135101   23,267    305,784 SH       SOLE       0           305,784      0    0
MEAD JOHNSON NUTRITION CO    COM              582839106   76,350  1,317,972 SH       SOLE       0         1,317,972      0    0
METLIFE INC                  COM              59156R108   74,260  1,660,182 SH       SOLE       0         1,660,182      0    0
MGM RESORTS INTERNATIONAL    COM              552953101   50,845  3,866,506 SH       SOLE       0         3,866,506      0    0
MICROSOFT CORP               COM              594918104  172,221  6,783,034 SH       SOLE       0         6,783,034      0    0
MONSTER WORLDWIDE INC        COM              611742107   38,146  2,399,096 SH       SOLE       0         2,399,096      0    0
MOTOROLA SOLUTIONS INC       COM NEW          620076307   97,376  2,178,926 SH       SOLE       0         2,178,926      0    0
NAVISTAR INTL CORP NEW       COM              63934E108   53,369    769,782 SH       SOLE       0           769,782      0    0
NETFLIX INC                  COM              64110L106  215,976    908,300 SH       SOLE       0           908,300      0    0
NEWS CORP                    CL A             65248E104   26,410  1,502,283 SH       SOLE       0         1,502,283      0    0
ORACLE CORP                  COM              68389X105   48,879  1,462,034 SH       SOLE       0         1,462,034      0    0
PETROHAWK ENERGY CORP        COM              716495106   28,733  1,170,869 SH       SOLE       0         1,170,869      0    0
PFIZER INC                   COM              717081103   98,425  4,846,156 SH       SOLE       0         4,846,156      0    0
PULTE GROUP INC              COM              745867101   10,500  1,418,884 SH       SOLE       0         1,418,884      0    0
QUANTA SVCS INC              COM              74762E102   11,254    501,729 SH       SOLE       0           501,729      0    0
RADIOSHACK CORP              COM              750438103   99,956  6,659,294 SH       SOLE       0         6,659,294      0    0
RANGE RES CORP               COM              75281A109   27,956    478,208 SH       SOLE       0           478,208      0    0
SOUTHWESTERN ENERGY CO       COM              845467109   26,920    626,485 SH       SOLE       0           626,485      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
SPDR GOLD TRUST              GOLD SHS         78463V107  257,706  1,842,600 SH  CALL SOLE       0         1,842,600      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  820,439  6,187,800 SH  PUT  SOLE       0         6,187,800      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100  197,406 42,544,324 SH       SOLE       0        42,544,324      0    0
TARGET CORP                  COM              87612E106   23,074    461,379 SH       SOLE       0           461,379      0    0
TOLL BROTHERS INC            COM              889478103   11,195    566,255 SH       SOLE       0           566,255      0    0
UNION PAC CORP               COM              907818108   48,410    492,318 SH       SOLE       0           492,318      0    0
UNITED STATES STL CORP NEW   COM              912909108  120,498  2,233,932 SH       SOLE       0         2,233,932      0    0
WAL MART STORES INC          COM              931142103   24,624    473,091 SH       SOLE       0           473,091      0    0
WESTERN DIGITAL CORP         COM              958102105  105,255  2,822,611 SH       SOLE       0         2,822,611      0    0
WILLIAMS COS INC DEL         COM              969457100   73,174  2,346,833 SH       SOLE       0         2,346,833      0    0
YAHOO INC                    COM              984332106  187,393 11,234,616 SH       SOLE       0        11,234,616      0    0
YUM BRANDS ORD (NYS)         COMMON           988498101   96,404  1,876,299 SH       SOLE       0         1,876,299      0    0